INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
10. INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of December 31,
	2015	2016
	RMB	RMB
Gross carrying amount
Trade names	51,563	48,908
Student populations	38,380	38,380
Software	88,670	91,254
Customer relationships	5,270	5,270
Cooperative agreements	5,230	5,230
Favorable leases	63,237	63,237
Non-compete agreements	833	833
	253,183	253,112
Less: Accumulated amortization
Trade names	-	-
Student populations	(36,244)	(36,964)
Software	(87,145)	(89,138)
Customer relationships	(3,002)	(5,270)
Cooperative agreements	(2,537)	(3,046)
Favorable leases	(20,028)	(23,153)
Non-compete agreements	(833)	(833)
	(149,789)	(158,404)
Intangible assets, net
Trade names	51,563	48,908
Student populations	2,136	1,416
Software	1,525	2,116
Customer relationships	2,268	-
Cooperative agreements	2,693	2,184
Favorable leases	43,209	40,084
Non-compete agreements	-	-
	103,394	94,708

For the year ended December 31, 2014, the Group recorded an impairment loss of RMB 30,167 including RMB 26,028 for trade names, and RMB 4,139 of software, which was related to Zhenjiang School due to the taken and using of intangible assets by a third party. For the year ended December 31, 2015, the Group recorded an impairment loss of RMB 9,639 for trade names of a few entities of Tutoring and Career Enhancement segments, which were not fully recovered from continued ramifications of negative events in the year of 2015.

In 2016, the Group performed impairment test on the trade name, and as a result, for the year ended December 31, 2016, the Group recorded an impairment loss of RMB 2,655 for trade names of a few entities of Tutoring and Career Enhancement segments, which were due to suspension of non-performing business units to solidify the operational base and enhance future growth prospects.

Amortization expenses for intangible assets of continuing operations amounted to RMB 16,818, RMB 10,707 and RMB 6,786 for the years ended December 31, 2014, 2015 and 2016, respectively, of which RMB 3,118, RMB 3,061 and RMB 2,466 are included in cost of sales and the remaining is included in general and administrative expenses. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the future annual periods is as follows:

Amount
RMB

2017	4,921
2018	4,438
2019	4,293
2020	4,132
2021	3,784
Thereafter	24,232
Total	45,800